Goodwill - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 313	$ 330
Measurement period adjustment		1
Foreign currency translation	(16)	(18)
Goodwill, Ending Balance	297	313
ADG [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	83	91
Foreign currency translation	(9)	(8)
Goodwill, Ending Balance	74	83
AMS [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2	2
Goodwill, Ending Balance	2	2
MDG [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	228	237
Measurement period adjustment		1
Foreign currency translation	(7)	(10)
Goodwill, Ending Balance	$ 221	$ 228